Remeasurement items affecting operating profit - Remeasurement Items (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Remeasurement items
Impairment loss	R 34,200	R 112,736	R 19,868
Reversal of impairment loss	(5,468)		(949)
(Profit)/loss on disposals	(5,520)	(715)	1,109
Write-off of unsuccessful exploration wells	6	(43)	34
Remeasurement items per income statement	23,218	111,978	20,062
Tax effect	(7,771)	(26,399)	(4,409)
Non-controlling interest effect	1	(931)	(5)
Total remeasurement items for subsidiaries and joint operations, net of tax	15,448	84,648	15,648
Effect of remeasurement items for equity accounted investments	23		15
Total remeasurement items for the Group, net of tax	15,471	84,648	15,663
Property, plant and equipment
Remeasurement items
Impairment loss	33,973	108,575	19,850
Reversal of impairment loss	(5,440)		(949)
Property plant and equipment disposed by sale
Remeasurement items
(Profit)/loss on disposals	(96)	25	(32)
Property plant and equipment scrapped
Remeasurement items
(Profit)/loss on disposals	269	796	1,408
Right of use assets
Remeasurement items
Impairment loss	35	3,322
Reversal of impairment loss	(2)
Other intangible assets
Remeasurement items
Impairment loss	80	839	11
Reversal of impairment loss	(26)
(Profit)/loss on disposals	(130)
Equity accounted investments
Remeasurement items
Impairment loss	112
Other assets
Remeasurement items
Impairment loss			7
(Profit)/loss on disposals	52	148
Businesses disposed of
Remeasurement items
(Profit)/loss on disposals	R (5,615)	R (1,684)	R (267)